Borrowings - Additional Information - Loma Negra C.I.A.S.A. (Detail) $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2019 EUR (€)	May 31, 2017 USD ($) Installment	Jun. 30, 2016 ARS ($) Installment	Dec. 31, 2019 ARS ($)	Dec. 31, 2017 Installment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ARS ($)	Apr. 06, 2017 ARS ($)	Jun. 30, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Amount				$ 12,225,842			$ 9,172,530
Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount				$ 6,814,405			$ 3,198,119
Loma Negra C.I.A.S.A. [member] | Banco Provincia de Buenos Aires two [member] | BADLAR interest rate [member]
Disclosure of detailed information about borrowings [line items]
Number of semi-annual installments | Installment			25		25
Loma Negra C.I.A.S.A. [member] | Banco Macro S.A. [member] | BADLAR interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity period				15 months
In Argentina Pesos [member] | Banco Provincia de Buenos Aires two [member] | BADLAR corrected plus 2% [member]
Disclosure of detailed information about borrowings [line items]
Number of monthly installments | Installment			25
In Argentina Pesos [member] | Banco Provincia de Buenos Aires three [member] | BADLAR corrected plus 2% [member]
Disclosure of detailed information about borrowings [line items]
Number of monthly installments | Installment			25
In Argentina Pesos [member] | Loma Negra C.I.A.S.A. [member] | Banco Provincia de Buenos Aires two [member] | BADLAR corrected plus 2% [member]
Disclosure of detailed information about borrowings [line items]
Face amount			$ 150,000
In Argentina Pesos [member] | Loma Negra C.I.A.S.A. [member] | Banco Provincia de Buenos Aires three [member] | BADLAR corrected plus 2% [member]
Disclosure of detailed information about borrowings [line items]
Face amount			$ 20,000
In Argentina Pesos [member] | Loma Negra C.I.A.S.A. [member] | Industrial And Commercial Bank of China [member]
Disclosure of detailed information about borrowings [line items]
Amount				$ 600,365
In Argentina Pesos [member] | Loma Negra C.I.A.S.A. [member] | Industrial And Commercial Bank of China [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Amount				1,573,154
In Argentina Pesos [member] | Loma Negra C.I.A.S.A. [member] | HSBC Bank Argentina S.A [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount								$ 150,000,000
In Argentina Pesos [member] | Loma Negra C.I.A.S.A. [member] | Banco Macro S.A. [member] | BADLAR interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount				1,000,000
Amount				1,007,654
In Argentina Pesos [member] | Loma Negra C.I.A.S.A. [member] | Checking account advances [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Amount				$ 399,891
Average interest rate				49.80%		49.80%
In Argentina Pesos [member] | Loma Negra C.I.A.S.A. [member] | Industrial And Commercial Bank Of China Argentina [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Amount				$ 2,401,760
In Argentina Pesos [member] | Loma Negra C.I.A.S.A. [member] | Banco Itaú Unibanco S.A [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Amount				740,218
In Argentina Pesos [member] | Loma Negra C.I.A.S.A. [member] | Banco Patagonia S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount				$ 91,363
In US Dollars [member] | Industrial And Commercial Bank of China [member] | LIBOR plus 3.75 [member]
Disclosure of detailed information about borrowings [line items]
Number of semi-annual installments | Installment		5
In US Dollars [member] | Loma Negra C.I.A.S.A. [member] | Industrial And Commercial Bank of China [member] | LIBOR plus 3.75 [member]
Disclosure of detailed information about borrowings [line items]
Face amount		$ 65,000,000							$ 50,000,000
In US Dollars [member] | Loma Negra C.I.A.S.A. [member] | Industrial And Commercial Bank Of China Argentina [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Face amount						$ 40,919,350
Maturity period				2 years
Borrowings interest rate				4.25%		4.25%
In US Dollars [member] | Loma Negra C.I.A.S.A. [member] | Banco Patagonia S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Amount				$ 72,441
Borrowings interest rate				8.73%		8.73%
In Euro [member] | Loma Negra C.I.A.S.A. [member] | Banco Itaú Unibanco S.A [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount | €	€ 10,880,903
Maturity period	2 years
Borrowings interest rate	4.00%